CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Common shares	Treasury stock	Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Equity (Deficit) attributable to ReneSola Ltd	Noncontrolling interest
Balance at Dec. 31, 2009	$ 396,262,931	$ 413,752,964		$ 21,065,401	$ (60,609,305)	$ 22,053,871	$ 396,262,931
Balance (in shares) at Dec. 31, 2009		172,624,912
Increase (Decrease) in Stockholders' Equity
Net income (loss)	168,996,086				168,996,086		168,996,086
Other comprehensive income (loss), net of tax	14,126,853					14,126,853	14,126,853
Share-based compensation	3,934,565			3,934,565			3,934,565
Share exercised by employees	3,144,061	8,286,122		(5,142,061)			3,144,061
Share exercised by employees (in shares)		1,221,500
Balance at Dec. 31, 2010	586,464,496	422,039,086		19,857,905	108,386,781	36,180,724	586,464,496
Balance (in shares) at Dec. 31, 2010		173,846,412
Increase (Decrease) in Stockholders' Equity
Net income (loss)	331,175				332,964		332,964	(1,789)
Other comprehensive income (loss), net of tax	35,465,084					35,465,084	35,465,084
Share-based compensation	4,359,540			4,359,540			4,359,540
Share exercised by employees	148,744	274,762		(126,018)			148,744
Share exercised by employees (in shares)		58,100
Capped call transaction	(23,840,999)			(19,980,578)	(3,860,421)		(23,840,999)
Repurchase of common shares	(1,943,822)		(1,943,822)				(1,943,822)
Repurchase of common shares (in shares)	(1,290,848)	(1,290,848)
Capital contribution from noncontrolling interest	157,238							157,238
Balance at Dec. 31, 2011	601,141,456	422,313,848	(1,943,822)	4,110,849	104,859,324	71,645,808	600,986,007	155,449
Balance (in shares) at Dec. 31, 2011		172,613,664
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(242,562,132)				(242,515,539)		(242,515,539)	(46,593)
Other comprehensive income (loss), net of tax	3,190,413					3,190,413	3,190,413
Share-based compensation	2,221,406			2,221,406			2,221,406
Share exercised by employees		1,081,768		(1,081,768)
Share exercised by employees (in shares)		160,000
Issue cost refund	8,779	8,779					8,779
Cancellation of ADSs		(1,943,822)	1,943,822
Capital contribution from noncontrolling interest	403,563							403,563
Balance at Dec. 31, 2012	$ 364,403,485	$ 421,460,573		$ 5,250,487	$ (137,656,215)	$ 74,836,221	$ 363,891,066	$ 512,419
Balance (in shares) at Dec. 31, 2012		172,773,664